SUBSEQUENT EVENTS - Narrative (Details) $ / shares in Units, $ in Thousands				6 Months Ended		12 Months Ended
	Aug. 15, 2024	Apr. 02, 2024 USD ($)	Mar. 24, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	May 24, 2024 $ / shares shares
Subsequent Event
Proceeds from sale of service inventory			$ 15,000
Repayments of secured debt				$ 13,537	$ 3,247	$ 5,747	$ 24,596	$ 94,301
Maximum
Subsequent Event
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.05
Subsequent event
Subsequent Event
Repayments of secured debt		$ 12,300
Subsequent event | Common Stock [Member]
Subsequent Event
Warrants issued (in shares) | shares									100,000
Warrant exercise price (in dollars per share) | $ / shares									$ 9.19